PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Cash Flows Attributable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loss on discontinued operations [Abstract]
Cash flows from operating activities	$ 527	$ (2,847)	$ (1,623)
Cash flows from investing activities			$ (8,989)